Net Foreign Exchange Loss	12 Months Ended
Jun. 30, 2024
Net Foreign Exchange Loss Gain [Abstract]
Net Foreign Exchange Loss

Note 15. Net Foreign Exchange loss

	2024	2023	2022

	US$	US$	US$
Net foreign exchange loss	107,001	489,137	2,813,993
Total net foreign exchange loss	107,001	489,137	2,813,993

Exchange differences arising on the translation of monetary items are recognized in the consolidated statements of profit and loss and other comprehensive income.